JPMorgan Floating Rate Income Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 84.6% (a) (b)
Aerospace & Defense — 1.9%
Bleriot US Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 10/31/2030	1,174	1,180
Spirit Aerosystems, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 9.09%, 1/15/2027	779	784
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 7.10%, 2/28/2031 (c)	1,459	1,458
TransDigm, Inc., 1st Lien Term Loan K (3-MONTH CME TERM SOFR + 2.75%), 7.35%, 3/22/2030	1,062	1,062
Vertex Aerospace Services LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.42%, 12/6/2030	1,624	1,629
		6,113
Automobile Components — 2.0%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 1/31/2031 (c)	1,702	1,712
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%; 6-MONTH CME TERM SOFR + 3.00%), 7.57%, 12/13/2029	1,000	1,004
Clarios Global LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 5/6/2030	1,498	1,506
DexKo Global, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.62%, 10/4/2028	1,278	1,200
Truck Hero, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 8.19%, 1/31/2028	813	803
		6,225
Beverages — 1.1%
Naked Juice LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.95%, 1/24/2029 (c)	1,460	1,012
Triton Water Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/31/2028	2,316	2,332
		3,344
Broadline Retail — 0.6%
Shutterfly Finance LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.00%), 11.06%, 10/1/2027 ‡	218	218
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 1.00%), 5.60%, 10/1/2027	1,875	1,611
		1,829
Building Products — 3.6%
ACProducts, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 9.12%, 5/17/2028	658	525
AZZ, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 5/14/2029	1,545	1,553
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.92%, 11/3/2028	1,568	1,575
EMRLD Borrower LP, 1st Lien Term Loan B
(6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030	2,050	2,053
(1-MONTH CME TERM SOFR + 2.50%), 7.07%, 8/4/2031	792	793
Griffon Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 1/24/2029	988	992
MITER Brands Acquisition Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 3/28/2031	1,900	1,916
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 3/19/2029	1,822	1,819
		11,226
Capital Markets — 0.6%
CPI HoldCo B LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 5/19/2031	1,520	1,521
Creative Planning LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR), 0.00%, 10/1/2031 (c)	470	468
		1,989
Chemicals — 2.4%
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-6 (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 12/20/2029	914	916
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.84%, 6/12/2031	1,890	1,896
Ineos Enterprises Holdings US Finco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.91%, 7/7/2030	1,105	1,106
Ineos US Finance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 2/18/2030	2,089	2,099
W.R. Grace Holdings LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 9/22/2028 (c)	1,425	1,434
		7,451

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Commercial Services & Supplies — 5.6%
Allied Universal HoldCo LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.42%, 5/12/2028	1,844	1,856
API Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 1/3/2029	947	950
BIFM CA Buyer, Inc., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 5/31/2028	826	832
Conservice Midco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.07%, 5/13/2027	1,886	1,895
Garda World Security Corp., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.50%), 8.11%, 2/1/2029	1,528	1,545
Guardian US Holdco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 8.10%, 1/31/2030	987	990
Harsco Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.94%, 3/10/2028	1,421	1,422
Indy US Bidco LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.75%), 8.44%, 3/6/2028	990	985
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.75%), 7.89%, 6/21/2028	2,520	2,533
Prime Security Services Borrower LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 2.25%), 6.91%, 10/11/2030	2,833	2,838
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan, 0.00%, 10/24/2031	117	118
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.86%, 10/24/2031	1,641	1,649
		17,613
Communications Equipment — 0.7%
CommScope, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.94%, 4/6/2026	2,293	2,243
Construction & Engineering — 2.1%
AAL Delware Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 8.07%, 7/30/2031 (c)	1,144	1,152
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.94%, 6/23/2028	2,424	2,432
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.69%, 1/21/2028	1,888	1,901
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.85%, 1/24/2031	995	998
		6,483
Consumer Staples Distribution & Retail — 2.0%
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	3,750	2,965
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan + 11.50%, 16.92%, 6/30/2026 ‡	613	613
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 8.50%), 13.02%, 1/2/2029 ‡	563	563
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 2.50%), 7.02%, 1/2/2029 ‡	656	656
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	3,068	1,479
		6,276
Containers & Packaging — 2.6%
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 8/4/2027	1,211	1,216
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.79%, 10/30/2028	1,514	1,477
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.67%, 4/15/2027	2,071	2,083
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 9/25/2028	568	572
Ring Container Technologies Group LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 8/14/2028	1,060	1,066
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (6-MONTH CME TERM SOFR + 3.75%), 8.19%, 9/15/2028	1,565	1,580
		7,994
Diversified Consumer Services — 1.6%
Mister Car Wash Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.34%, 3/27/2031	1,127	1,130
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.44%, 12/7/2028	1,684	1,689
St. George's University Scholastic Services LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 2/12/2029	971	975
Wand Newco 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%; 3-MONTH CME TERM SOFR + 3.25%), 7.83%, 1/30/2031	1,297	1,305
		5,099

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Telecommunication Services — 1.4%
Altice Financing SA, 1st Lien Term Loan (Luxembourg) (3-MONTH CME TERM SOFR + 5.00%), 9.66%, 10/29/2027	1,004	868
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 10.16%, 8/15/2028	626	512
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.92%, 11/22/2028	1,092	1,099
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 9/20/2030 (c)	989	986
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 7.04%, 4/16/2029	535	500
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 7.04%, 4/15/2030	548	507
		4,472
Electric Utilities — 0.7%
Astoria Energy LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%; 3-MONTH CME TERM SOFR + 3.25%), 7.83%, 12/10/2027	702	708
Exgen Renewables IV LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.76%, 12/15/2027	1,366	1,370
		2,078
Electrical Equipment — 1.9%
nVent Electric Public Ltd. Co., 1st Lien Term Loan B (United Kingdom) (12-MONTH CME TERM SOFR + 3.50%), 8.24%, 9/12/2031 (c)	1,675	1,691
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.66%, 3/2/2027	1,687	1,696
Wec US Holdings Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.92%, 1/27/2031 (c)	2,531	2,539
		5,926
Electronic Equipment, Instruments & Components — 1.5%
Coherent Corp., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 7/2/2029 (c)	1,391	1,398
Ingram Micro, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.56%, 9/19/2031	720	726
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 4.25%), 8.50%, 10/10/2031 (c)	1,700	1,700
Mirion Technologies, Inc, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.85%, 10/20/2028	1,005	1,012
		4,836
Entertainment — 1.0%
Banijay Group US Holding, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.01%, 3/1/2028	830	834
Crown Finance US, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 5.25%), 9.03%, 10/30/2031 (c)	1,270	1,263
Live Nation Entertainment, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 6.45%, 10/19/2026	922	920
		3,017
Financial Services — 2.9%
Belron Finance US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.27%, 10/16/2031 (c)	714	721
Boost Newco Borrower LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.50%), 7.10%, 1/31/2031	1,855	1,870
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.40%, 3/27/2029	992	993
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.00%), 7.60%, 7/18/2031 (c)	1,843	1,852
Orion Advisor Solutions, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.34%, 9/24/2030	1,916	1,932
TransUnion LLC, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 12/1/2028	1,832	1,832
		9,200
Food Products — 0.2%
B&G Foods, Inc., 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 3.50%), 8.07%, 10/10/2029	506	506
Ground Transportation — 1.7%
First Student Bidco, Inc., 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 3.00%), 7.70%, 7/21/2028	1,629	1,636
(3-MONTH CME TERM SOFR + 3.00%), 7.87%, 7/21/2028	482	484
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 7.87%, 7/21/2028	252	253
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 4/10/2031 (c)	1,277	1,280

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Ground Transportation — continued
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.19%, 6/30/2028	1,654	1,465
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 8.19%, 6/30/2028	322	285
		5,403
Health Care Equipment & Supplies — 2.6%
Bausch & Lomb, Inc., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.25%), 7.94%, 5/10/2027	1,293	1,297
Insulet Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 8/1/2031 (c)	1,820	1,831
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.94%, 10/23/2028	4,019	4,042
Resonetics LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.37%, 6/18/2031	990	999
		8,169
Health Care Providers & Services — 4.0%
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 8/24/2028	1,003	1,011
ICON Luxembourg SARL, 1st Lien Term Loan (Luxembourg) (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 7/3/2028	231	233
Med Parentco, LP, 1st Lien Term Loan + 4.00%, 8.85%, 4/15/2031	1,333	1,342
Option Care Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 10/27/2028	1,777	1,786
Packaging Coordinators Midco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.84%, 11/30/2027	1,657	1,666
Parexel International, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 11/15/2028	1,769	1,780
Pra Health Sciences, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 7/3/2028	58	58
Radiology Partners, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.28%, 1/31/2029	1,111	1,101
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.35%, 9/27/2030	1,716	1,683
Surgery Center Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.34%, 12/19/2030	1,015	1,022
U.S. Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.69%, 6/28/2028	802	750
		12,432
Hotels, Restaurants & Leisure — 2.7%
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 2/6/2030	1,859	1,868
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 2/6/2031	1,343	1,348
Carnival Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 8/9/2027	1,569	1,582
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 3/14/2031	829	831
UFC Holdings LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.25%), 6.77%, 11/14/2031	930	936
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 8/3/2028	1,868	1,876
		8,441
Household Durables — 0.9%
KDC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 9.07%, 8/15/2028	2,053	2,068
TGP Holdings III LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.92%, 6/29/2028	867	817
		2,885
Insurance — 4.0%
Alliant Holdings Intermediate LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.35%, 9/19/2031	1,441	1,449
Asurion LLC, 1st Lien Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 8.67%, 8/21/2028	682	683
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.92%, 8/21/2028	2,804	2,813
Asurion LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 3.25%), 7.94%, 7/30/2027	286	286
Asurion LLC, 2nd Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 9.94%, 1/31/2028	1,510	1,480
Hub International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.37%, 6/20/2030	2,210	2,226
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.59%, 7/31/2031	1,900	1,913

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Insurance — continued
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.35%, 9/27/2030	496	499
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.35%, 11/21/2029	1,018	1,024
		12,373
Interactive Media & Services — 0.4%
Getty Images, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 4.50%), 8.85%, 2/19/2026	1,136	1,129
IT Services — 1.9%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.50%), 8.10%, 2/3/2031	1,022	1,029
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.92%, 12/6/2027	829	813
MH Sub I LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 5/3/2028 (c)	1,737	1,738
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 9.10%, 7/1/2031	1,180	1,153
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 2/15/2029	1,200	1,207
		5,940
Leisure Products — 1.4%
FGI Operating Co. LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR), 0.00%, 12/31/2024 ‡ (d)	3,768	317
Recess Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 9.09%, 2/20/2030	836	844
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.67%, 3/18/2030	1,104	1,097
Varsity Brands LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.27%, 8/26/2031	2,165	2,167
		4,425
Machinery — 3.1%
Crosby US Acquisition Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 8.07%, 8/16/2029	839	846
Gates Global LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 11/16/2029	245	246
Gemini HDPE LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.85%, 12/31/2027	1,394	1,396
Madison Safety & Flow LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 9/26/2031	1,710	1,728
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.07%, 4/5/2029	1,639	1,650
Star US Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.32%, 3/17/2027	2,220	2,236
TK Elevator Midco GmbH, 1st Lien Term Loan C (Germany) (6-MONTH CME TERM SOFR + 3.50%), 8.59%, 4/30/2030	1,499	1,510
		9,612
Media — 3.2%
Charter Communications Operating LLC, 1st Lien Term Loan B-5 (12-MONTH CME TERM SOFR + 2.25%), 6.42%, 11/21/2031 (c)	1,500	1,498
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.69%, 8/23/2028	2,277	2,278
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 9.11%, 1/18/2028	1,378	1,351
DirectV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.85%, 8/2/2027	314	317
Gray Television, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 7.79%, 12/1/2028	917	844
iHeartCommunications, Inc., 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 3.00%), 7.69%, 5/1/2026	1,907	1,654
(1-MONTH CME TERM SOFR + 3.25%), 7.94%, 5/1/2026	813	706
Summer (BC) Holdco B SARL, 1st Lien Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 5.00%), 9.86%, 2/15/2029	475	478
The E.W. Scripps Co., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.00%), 7.69%, 1/7/2028 (c)	885	796
		9,922
Oil, Gas & Consumable Fuels — 3.0%
Buckeye Partners LP, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%; 12-MONTH CME TERM SOFR + 1.75%), 6.44%, 11/2/2026	178	179
CPPIB OVM Member U.S. LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 8/7/2031	1,683	1,689
Epic Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.66%, 10/15/2031	1,063	1,069

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Oil, Gas & Consumable Fuels — continued
NGL Energy Operating LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.32%, 2/3/2031	1,463	1,467
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.86%, 8/16/2030 (c)	1,503	1,508
Prairie Eci Acquiror LP, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 4.75%), 9.32%, 8/1/2029	1,662	1,672
WhiteWater Whistler Holdings LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.25%), 6.85%, 2/15/2030	1,652	1,664
		9,248
Passenger Airlines — 1.7%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.63%, 4/20/2028	3,378	3,485
Jetblue Airways Corp., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 5.50%), 10.27%, 8/13/2029	1,930	1,950
		5,435
Personal Care Products — 0.5%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.44%, 5/17/2028	1,752	1,567
Pharmaceuticals — 1.0%
Bausch Health Cos., Inc., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 5.25%), 9.92%, 2/1/2027	1,057	1,038
Endo Finance Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 9.24%, 4/9/2031	1,250	1,254
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (Luxembourg) (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 5/5/2028	962	967
		3,259
Professional Services — 3.5%
Creative Artists Agency LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 10/1/2031	1,359	1,366
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.84%, 1/18/2029 (c)	1,419	1,422
Ensemble RCM LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.59%, 8/1/2029	1,058	1,069
First Advantage Holdings LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 10/31/2031	1,555	1,569
Grant Thornton Advisors LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 5/31/2031	1,655	1,664
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 1/17/2031	1,735	1,734
VT Topco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 8.07%, 8/9/2030	1,990	2,005
		10,829
Semiconductors & Semiconductor Equipment — 1.0%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029	2,164	2,162
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 10.40%, 2/1/2030	896	865
		3,027
Software — 7.7%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 2/15/2029	1,632	1,636
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.50%), 7.70%, 9/20/2031 (c)	1,532	1,542
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.34%, 7/30/2031	2,055	2,068
Camelot U.S. Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 1/31/2031	332	330
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 7/6/2029	2,050	2,051
Cloud Software Group, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.31%, 3/21/2031	876	880
DCert Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.57%, 10/16/2026	556	544
DCert Buyer, Inc., 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 7.00%), 11.57%, 2/16/2029	620	519
Genesys Cloud Services Holdings II LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 12/1/2027	3,911	3,944
Icon Parent, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 8.05%, 11/13/2031	1,350	1,359
Icon Parent, Inc., 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.52%, 9/13/2032	320	326
Project Boost Purchaser LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 8.15%, 7/16/2031	1,611	1,625
Proofpoint, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 8/31/2028	1,099	1,105
RealPage, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.69%, 4/24/2028	959	953

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 11/28/2028	901	905
Skopima Merger Sub, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.69%, 5/15/2028	1,889	1,901
Thoughtworks, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.44%, 3/24/2028	421	409
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.62%, 2/10/2031 (c)	1,845	1,856
		23,953
Specialty Retail — 3.9%
Claire's Stores, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.17%, 12/18/2026	1,212	1,002
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.55%, 3/9/2028	2,004	1,907
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.10%, 12/28/2027	1,661	1,641
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/3/2028	1,456	1,390
PetSmart, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.42%, 2/11/2028	2,172	2,170
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 12.22%, 6/29/2028	637	534
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 10.69%, 8/23/2029	2,456	2,336
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 10/19/2029	1,347	1,354
		12,334
Total Loan Assignments (Cost $270,455)		264,303
Corporate Bonds — 4.8%
Automobile Components — 0.4%
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	233	233
6.50%, 4/1/2027	1,000	1,000
		1,233
Chemicals — 0.5%
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (e)	250	266
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,000	942
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (e)	260	234
		1,442
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC 4.13%, 8/17/2027	1,000	971
Diversified Telecommunication Services — 1.1%
CCO Holdings LLC 4.50%, 8/15/2030 (e)	3,750	3,413
Health Care Providers & Services — 0.3%
Tenet Healthcare Corp. 4.63%, 6/15/2028	1,000	970
Hotels, Restaurants & Leisure — 0.3%
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (e)	1,100	1,072
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (e)	665	670
IT Services — 0.3%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (e)	850	842

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — 0.7%
DISH DBS Corp. 5.25%, 12/1/2026 (e)	750	690
Sirius XM Radio, Inc. 5.00%, 8/1/2027 (e)	1,500	1,474
		2,164
Oil, Gas & Consumable Fuels — 0.7%
Hess Midstream Operations LP 5.63%, 2/15/2026 (e)	750	749
NuStar Logistics LP 5.63%, 4/28/2027	1,500	1,503
		2,252
Total Corporate Bonds (Cost $14,828)		15,029
	SHARES (000)
Exchange-Traded Funds — 1.9%
Fixed Income — 1.9%
Invesco Senior Loan ETF (Cost $6,031)	286	6,038
Convertible Preferred Stocks — 1.8%
Specialty Retail — 1.8%
Claire's Stores, Inc. ‡ (f) (Cost $4,417)	4	5,528
Common Stocks — 1.1%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	17,453	—
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	7	115
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	31	—
Media — 0.2%
Clear Channel Outdoor Holdings, Inc. *	284	429
iHeartMedia, Inc., Class A *	62	142
		571
Pharmaceuticals — 0.1%
Endo, Inc. *	9	214
Specialty Retail — 0.8%
Claire's Stores, Inc. ‡ * (f)	3	3
NMG, Inc. ‡ *	17	2,274
Serta Simmons Bedding LLC ‡ *	31	225
		2,502
Total Common Stocks (Cost $6,861)		3,402

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.0% ^
Entertainment — 0.0% ^
Cineworld Group plc expiring 11/23/2025, price 4,149.00 GBP (United Kingdom) * (Cost $—(g))	63	—
	SHARES (000)
Short-Term Investments — 3.7%
Investment Companies — 3.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.49% (h) (i) (Cost $11,592)	11,592	11,592
Total Investments — 97.9% (Cost $314,184)		305,892
Other Assets in Excess of Liabilities — 2.1%		6,584
NET ASSETS — 100.0%		312,476

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
GBP	British Pound
PIK	Payment In Kind
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(c)	All or a portion of this security is unsettled as of November 30, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Defaulted security.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Fund is subject to legal or contractual restrictions on the resale of the security.
(g)	Value is zero.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2024.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$— (a)	$— (a)
Diversified Telecommunication Services	—	—	115	115
Machinery	—	—	— (a)	— (a)
Media	571	—	—	571
Pharmaceuticals	214	—	—	214
Specialty Retail	—	—	2,502	2,502
Total Common Stocks	785	—	2,617	3,402
Convertible Preferred Stocks	—	—	5,528	5,528
Corporate Bonds	—	15,029	—	15,029
Exchange-Traded Funds	6,038	—	—	6,038
Loan Assignments
Aerospace & Defense	—	6,113	—	6,113
Automobile Components	—	6,225	—	6,225
Beverages	—	3,344	—	3,344
Broadline Retail	—	1,611	218	1,829
Building Products	—	11,226	—	11,226
Capital Markets	—	1,989	—	1,989
Chemicals	—	7,451	—	7,451
Commercial Services & Supplies	—	17,613	—	17,613
Communications Equipment	—	2,243	—	2,243
Construction & Engineering	—	6,483	—	6,483
Consumer Staples Distribution & Retail	—	—	6,276	6,276
Containers & Packaging	—	7,994	—	7,994
Diversified Consumer Services	—	5,099	—	5,099
Diversified Telecommunication Services	—	4,472	—	4,472
Electric Utilities	—	2,078	—	2,078
Electrical Equipment	—	5,926	—	5,926
Electronic Equipment, Instruments & Components	—	4,836	—	4,836
Entertainment	—	3,017	—	3,017
Financial Services	—	9,200	—	9,200
Food Products	—	506	—	506
Ground Transportation	—	5,403	—	5,403
Health Care Equipment & Supplies	—	8,169	—	8,169
Health Care Providers & Services	—	12,432	—	12,432
Hotels, Restaurants & Leisure	—	8,441	—	8,441
Household Durables	—	2,885	—	2,885
Insurance	—	12,373	—	12,373
Interactive Media & Services	—	1,129	—	1,129
IT Services	—	5,940	—	5,940
Leisure Products	—	4,108	317	4,425
Machinery	—	9,612	—	9,612
Media	—	9,922	—	9,922
Oil, Gas & Consumable Fuels	—	9,248	—	9,248
Passenger Airlines	—	5,435	—	5,435

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Personal Care Products	$—	$1,567	$—	$1,567
Pharmaceuticals	—	3,259	—	3,259
Professional Services	—	10,829	—	10,829
Semiconductors & Semiconductor Equipment	—	3,027	—	3,027
Software	—	23,953	—	23,953
Specialty Retail	—	12,334	—	12,334
Total Loan Assignments	—	257,492	6,811	264,303
Warrants	— (a)	—	—	— (a)
Short-Term Investments
Investment Companies	11,592	—	—	11,592
Total Investments in Securities	$18,415	$272,521	$14,956	$305,892

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024
Investments in Securities:
Common Stocks	$3,131	$(14)	$(329)	$—	$—	$(171)	$—	$—	$2,617
Convertible Preferred Stocks	6,074	(843)	(3,988)	—	5,630	(1,345)	—	—	5,528
Loan Assignments	5,849	— (a)	(974)	292	1,749	(105)	—	—	6,811
Total	$15,054	$(857)	$(5,291)	$292	$7,379	$(1,621)	$—	$—	$14,956

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $(4,236).
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,964	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)
	3,628	Term of Restructuring	Expected Recovery	8.41% - 100.00% (70.88%)

Loan Assignments	6,592

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	5,528	Market Comparable Companies	EBITDA Multiple (b)	8.25x (8.25x)

Convertible Preferred Stocks	5,528
	-(c )	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	-(c )
Total	$12,120

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2024, the value of these investments was $2,836. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
As of November 30, 2024, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc.	11/28/2018	$2,873	$3	0.0%
Claire's Stores, Inc.	10/3/2018	4,417	5,528	1.8%
		$7,290	$5,531
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.49% (a) (b)	$38,655	$101,660	$128,723	$—	$—	$11,592	11,592	$1,147	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.